Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 28.4	£ 137.2